SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ / shares in Units, ¥ in Millions				6 Months Ended		12 Months Ended
	Jun. 23, 2021 $ / shares shares	May 10, 2021 USD ($) ft²	Jun. 23, 2020 USD ($) shares	Mar. 31, 2022 USD ($) ft² $ / shares shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2011 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 25, 2020 USD ($)	Dec. 25, 2020 CNY (¥)	Oct. 02, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 11, 2019 $ / shares
Uncollectable account receivable written-off					$ 98,851
Allowance for uncollectable balances				15,145					$ 14,691				$ 93,032
Allowance for doubtful account				0					0
Inventory reserve				150,640					147,960
Interest Income, Short-Term Investment, Increase (Decrease)				$ 12,419
Estimated useful lives of intangible assets				50 years
Land acquired | ft²		8.2		4.1
Payments to acquire property, plant, and equipment				$ 10,231	715
Operating lease liabilities				182,645								$ 200,000
Finance lease liabilities										$ 300,000	¥ 2
Deferred Revenue, Current				673,974					$ 1,096,101
Deferred revenue recognized				825,424	403,399
Research and development expense				164,675	106,998
Advertising expenses				27,774	20,384
Government subsidies received				542,256	446,910
Income Taxes Paid				$ 785,853
Value added tax rate description				The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Defined Contribution Plan, Cost				$ 33,449	18,334
Share-based compensation					$ 316,668
Common stock, par value | $ / shares				$ 0.0001					$ 0.0001					$ 0.0001
Share price | $ / shares				$ 5.0
Antidilutive shares | shares				35,925
Option Shares [Member]
Antidilutive shares | shares				36,000
Underwriter Warrants [Member]
Antidilutive shares | shares				50,600
Three Independent Directors [Member] | Common Stock [Member]
Shares issued, shares | shares	36,000
Common stock, par value | $ / shares	$ 0.0001
Share price | $ / shares	$ 0.01
Consulting Service Agreements [Member] | Consultants [Member]
Number of shares issued for service | shares			633,333
Number of shares issued for service, value			$ 633,333
VAT [Member]
Accrued Income Taxes				$ 1,700,000
Income Taxes Paid				2,000,000.0
Forecast [Member]
Unpaid income tax liabilities							$ 1,500,000
Forecast [Member] | VAT [Member]
Unpaid income tax liabilities								$ 1,700,000
CHINA
Accrued Income Taxes				$ 1,500,000
Tongchuan Cip Project [Member]
Payments to acquire property, plant, and equipment						$ 200,000
Yumen Cip Project [Member]
Payments to acquire property, plant, and equipment		$ 300,000
Xi'an DT [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				25.00%
Tianjin YHX [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				49.00%					49.00%